Leases - Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease cost	$ 1,435	$ 1,300	$ 1,008
Short-term lease cost	38	37	291
Variable lease cost	37	143	141
Net lease cost	$ 1,510	$ 1,480	$ 1,440